Share-based compensation (Schedule of weighted average fair value assumptions used in the Black-Scholes valuation) (Details)	12 Months Ended
	Dec. 31, 2023 Month $ / shares	Dec. 31, 2022 Month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average share price at grant date (CAD)	$ 6.75	$ 9.77
Risk-free rate	3.40%	1.81%
Expected dividend yield	0.30%	0.20%
Expected stock price volatility (based on historical volatility)	56.00%	55.90%
Expected life of option (months) | Month	84	84
Weighted average per share fair value of stock options granted (CAD)	$ 3.9	$ 5.45